Prepayments and other current assets - Schedule of prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Prepayments and other current assets
Prepaid service fee	¥ 7,719	$ 1,137	¥ 6,692
VAT and other surcharges	2,798	412	2,590
Deferred offering expenses	1,424	210	1,748
Office rental deposit	601	89	467
Other deposits	1,450	214	1,152
Contract assets	430	63	479
Prepaid media cost	221	33	972
Receivables from sales of shares on behalf of employees	168	25	15
Others	1,275	186	1,191
Total prepayments and other current assets	¥ 16,086	$ 2,369	¥ 15,306